Loans and advances to clients (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at the start of the period	R$ 42,242,354	R$ 39,886,905	R$ 39,223,835
Net Additions	30,132,275	30,069,416	30,393,982
Written-off Assets	(23,474,917)	(27,713,967)	(29,730,912)
Balance at the end of the fiscal year	R$ 48,899,712	R$ 42,242,354	R$ 39,886,905